Income Tax Expense (Recovery) - Unrecognized Tax Benefits, Recorded in Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 40,556	$ 31,061
Unrecognized Tax Benefits, Increase Resulting from Settlements with Taxing Authorities	3,213	2,908
Increases for positions related to the current year	3,066	2,161
Decrease related to statute of limitations	0	405
Ending balance	$ 46,835	$ 35,725